Note 8 - Loan Receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
8.	LOAN RECEIVABLE

The Group has loan receivable due from third parties, which consisted of the following:

	As of December 31,
	2013	2014	Interest rate	Period
A(i)	$10,333,120	$10,295,800	1.5% per month	October 9, 2013 to October 20, 2014
			19-21% per annum	October 21, 2014 to December 31, 2014
	$10,333,120	$10,295,800

(i)
The loan was made to the Langfang Developer, in which the Group also made an equity method investment in 2013 (Note 6). The principal and its return are pledged by the 100% equity interests of Langfang Developer.

In September 2014, the Company's board of directors approved an extension of the outstanding loan to December 31, 2014.

As of December 31, 2014, based on the valuation of the 100% equity interests of Langfang Developer performed by a third party appraiser, there was no impairment loss of the loan. (Note 26)

The following table presents changes in loan receivable for the twelve-month period ended December 31, 2013 and 2014, respectively:

	December 31,
	2013	2014
Beginning balance	$1,205,604	$10,333,120
Additioins	10,333,120	-
Collection	(995,190)	-
Write-offs	(209,956)	-
Exchange difference	(458)	(37,320)
Ending balance	$10,333,120	$10,295,800